Certain Risks And Concentrations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Certain Risks And Concentrations [Abstract]
Schedule of customer's concentration in revenue
	For the Three Months Ended March 31,
Customers	2014	2013
A	25%	27%
B	16%	-
	41%	27%

	Years Ended December 31,
Customers	2013	2012
A	24%	21%